SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of property and equipment estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2021
Electronic equipment
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Office equipment & Furniture
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles
Property Plant And Equipment [Line Items]
Estimated useful life	4 years
Leasehold improvement
Property Plant And Equipment [Line Items]
Estimated useful life	Shorter of the lease term or expected useful life
Software
Property Plant And Equipment [Line Items]
Estimated useful life	10 years